Goodwill and other intangibles assets - Future amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 4,948	$ 5,099
Accumulated amortization	(2,696)	(2,492)
Total	2,252	2,607
Additions to intangible assets other than goodwill	42	596
Intangible assets other than goodwill related to business combinations
Amount acquired		522
Amortization expense
Amortization expense of intangible assets other than goodwill	345	338	$ 287
Future amortization expense of intangible assets
2020	337
2021	301
2022	253
2023	233
2024	211
Thereafter	917
Total	2,252	2,607
Capitalized software for internal use
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	790	779
Accumulated amortization	(628)	(586)
Total	162	193
Additions to intangible assets other than goodwill	42	139
Intangible assets other than goodwill related to business combinations
Amount acquired		$ 65
Weighted-average useful life		2 years
Amortization expense
Amortization expense of intangible assets other than goodwill	74	$ 59	50
Future amortization expense of intangible assets
Total	162	193
Capitalized software for sale
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	29	30
Accumulated amortization	(29)	(30)
Intangibles other than software:
Amortization expense
Amortization expense of intangible assets other than goodwill	271	279	$ 237
Intangibles other than software: Customer-related
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,513	2,609
Accumulated amortization	(1,005)	(909)
Total	1,508	1,700
Additions to intangible assets other than goodwill	0	214
Intangible assets other than goodwill related to business combinations
Amount acquired		$ 214
Weighted-average useful life		14 years
Future amortization expense of intangible assets
Total	1,508	$ 1,700
Intangibles other than software: Technology-related
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,056	1,131
Accumulated amortization	(722)	(701)
Total	334	430
Additions to intangible assets other than goodwill	0	87
Intangible assets other than goodwill related to business combinations
Amount acquired		$ 87
Weighted-average useful life		7 years
Future amortization expense of intangible assets
Total	334	$ 430
Intangibles other than software: Marketing-related
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	501	483
Accumulated amortization	(286)	(240)
Total	215	243
Additions to intangible assets other than goodwill	0	122
Intangible assets other than goodwill related to business combinations
Amount acquired		$ 122
Weighted-average useful life		13 years
Future amortization expense of intangible assets
Total	215	$ 243
Intangibles other than software: Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	59	67
Accumulated amortization	(26)	(26)
Total	33	41
Additions to intangible assets other than goodwill	0	34
Intangible assets other than goodwill related to business combinations
Amount acquired		$ 34
Weighted-average useful life		13 years
Future amortization expense of intangible assets
Total	$ 33	$ 41